Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
25.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group measured its financial assets including cash equivalents, trading securities and available-for-sale investment at fair value on a recurring basis as of December 31, 2012 and 2013.

Cash equivalents included term deposits that can be withdrawn at any time and are stated at fair value. Trading securities included corporate equity securities that are traded publicly in the open market. The Group classified such financial assets as investments with Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Group did not have Level 2 investments as of December 31, 2012 and 2013.

The following table shows the fair value of the Group's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2013:

	As of December 31, 2012				As of December 31, 2013
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents-term deposits	$153,805	$-	$-	$153,805	$683,994	$-	$-	$683,994
Trading securities	179	-	-	179	253	-	-	253

Total	$153,984	$-	$-	$153,984	$684,247	$-	$-	$684,247

Measured on nonrecurring basis

The Group measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method.

Long-term investments, goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of long term investments and acquired intangible assets using income approach-discounted cash flow method based on which to recognize the impairment loss in 2013. These assets are considered as Level 3 assets because the Group used unobservable inputs to determine their fair values (see note 9 (iii) and (iv) for long term investments and note 12 for acquired intangible assets).